INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES
8.
INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Group is not subject to tax on its income or capital gains.

PRC

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. In addition, the EIT Law and its implementing rules permit qualified “High and New Technologies Enterprise” (the “HNTE”) to enjoy a reduced 15% EIT income tax rate. The HNTE certificate is effective for a period of three years. Certain PRC subsidiaries, VIEs and VIEs’ subsidiaries, including Beijing U-Tiger Business, Beijing Yixin, Beijing U-Tiger Network, Hangzhou U-Tiger, Guangzhou U Tiger and Beijing Xiangshang are qualified HNTEs and enjoy a reduced income tax rate of 15% for the years ended December 31, 2022, 2023 and 2024. An entity could re-apply for the HNTE certificate when the prior certificate expires. Historically, all companies successfully re-applied for the certificates when the prior once expired. The Group’s other PRC subsidiaries are subject to income tax rate of 25%, according to EIT Law.

New Zealand

The Group’s subsidiaries, TBNZ and TFNZ are located in New Zealand and are subject to an income tax rate of 28% for taxable income earned in New Zealand.

Hong Kong

The Group’s subsidiaries incorporated in Hong Kong are subject to a profits tax rate of 8.25% on assessable profits up to HK$2,000,000 and 16.5% on any part of assessable profits over HK$2,000,000.

USA

The Group’s subsidiaries incorporated in the USA are subject to a federal income tax rate of 21% for taxable income earned in the USA. Taxable income apportioned to New York, New York City, and New Jersey is also subject to tax at statutory tax rates of 6.5%, 8.85%, and 11.5%, respectively.

Singapore

The Group’s subsidiaries incorporated in Singapore are subject to an income tax rate of 17% for taxable income earned in Singapore.

Australia

The Group’s subsidiaries incorporated in Australia are subject to an income tax rate of 30% for taxable income earned in Australia.

8.
INCOME TAXES (Continued)

The components of income before income taxes are as follows:

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$
The Cayman Islands	(2,399,651)	(700,677)	(1,334,142)
PRC	9,105,225	12,562,152	35,007,671
Other	(4,673,789)	34,132,262	48,090,120
Total income before income taxes	2,031,785	45,993,737	81,763,649

The current and deferred portions of income tax expense allocated to continuing operations, all of which was incurred outside the Cayman Islands, were as follows:

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$
Current tax (expense)	(5,552,745)	(9,779,815)	(19,580,355)
Deferred tax benefit (expense)	1,264,080	(3,206,495)	(829,366)
Income tax expense	(4,288,665)	(12,986,310)	(20,409,721)

The enterprise income tax law also imposes a withholding income tax on dividends distributed by a foreign investment enterprise ("FIE") to its immediate holding company outside of the PRC. According to the arrangement between Chinese mainland and HKSAR, dividends paid by an FIE in Chinese mainland to its immediate holding company in HKSAR will be subject to withholding tax at a rate of no more than 5%. Dividends paid from US subsidiaries to their parent company are subject to US withholding tax at a rate of 30%. Cash dividends paid by a New Zealand incorporated company is subject to 5% withholding under the New Zealand-Singapore Double Tax Agreement.

The Company does not intend to have any of its subsidiaries and VIEs located in jurisdictions that would assess a tax on a distribution distribute any accumulated earnings in the foreseeable future, but rather expects that such profits will be indefinitely reinvested by such subsidiaries and VIEs for their respective local operations. Accordingly, no liability for withholding tax was recorded as of December 31, 2023 and 2024. Undistributed earnings of such subsidiaries and VIEs amounted to US$141.6 million and US$214.1 million and the unrecognized deferred tax liability related to such earnings amounted to US$12.8 million and US$23.4 million as of December 31, 2023 and December 31, 2024, respectively.

The Group’s subsidiaries and consolidated VIEs located in the PRC, HKSAR, New Zealand, the USA, Singapore and other jurisdictions are open to tax examination for the period from its inception until the year ended December 31, 2024.

8.
INCOME TAXES (Continued)

The significant components of the Group’s deferred tax assets and liabilities were as follows:

	As of December 31,
	2023	2024
	US$	US$
Deferred tax assets
Net operating loss carryforwards	23,177,049	22,460,370
Share-based compensation	2,555,382	4,104,367
Lease liabilities	1,933,001	2,019,091
Withholding tax credit carryforwards	1,042,268	1,013,796
Advertising expense carryforwards	961,816	807,824
Accrued expenses	479,475	504,250
Financial instruments held, at fair value	425,174	546,762
Allowance for doubtful accounts	331,043	860,624
Long-term investments	140,847	228,010
Total deferred tax assets	31,046,055	32,545,094
Less: valuation allowance	18,262,801	21,923,356
Deferred tax assets, net of valuation allowance	12,783,254	10,621,738

Deferred tax liabilities
Intangible assets	1,788,555	1,788,555
Right-of-use assets	1,742,996	1,945,981
Financial instruments held, at fair value	1,658,536	382,728
Total deferred tax liabilities	5,190,087	4,117,264

Deferred tax assets, net	10,990,998	8,573,135
Deferred tax liabilities, net	3,397,831	2,068,661

The movement of the valuation allowance is as follows:

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$
Balance at the beginning of the year	5,224,095	11,307,489	18,262,801
Additions of valuation allowance	7,192,373	7,372,595	6,576,529
Reversals of valuation allowance	(858,222)	(187,483)	(2,599,680)
Foreign currency translation adjustment	(250,757)	(229,800)	(316,294)
Net change in the valuation allowance	6,083,394	6,955,312	3,660,555
Balance at the end of the year	11,307,489	18,262,801	21,923,356

As of December 31, 2023 and 2024, the Group had net operating loss carryforwards of US$137,570,765 and US$131,416,993, respectively.

8.
INCOME TAXES (Continued)

The expiration status of net operating loss carryforwards as of December 31, 2024 is listed below.

Expiration year	US$
2025	1,027,515
2026	6,478,019
2027	6,958,289
2028	5,774,048
2029 through 2044	65,272,224
Indefinitely	45,906,898

As of December 31, 2023 and 2024, the Group had advertising expenses carryforwards of US$3,847,264 and US$3,931,434 respectively, which can be carried forward indefinitely.

As of December 31, 2023 and 2024, the Group had withholding tax credit carryforwards of US$1,042,268 and US$1,013,796, respectively, Among the withholding tax credit carryforwards as of December 31, 2024, US$879,901 will expire by 2025 while US$133,895 will expire in 2026.

Management assessed the positive and negative evidence in certain entities in the PRC, United States, New Zealand and Singapore, and estimated they will have sufficient future taxable income to utilize the existing deferred tax assets. Significant objective positive evidence included the significant growth in customer trading activities in the New Zealand entities where net operating loss carryforwards could be carried forward indefinitely, net operating loss carryforwards in the United States generated after 2017 can be carried forward indefinitely, and net operating loss carryforwards in Singapore can be carried forward indefinitely. Net operating loss carryforwards can be carried forward 5 years in PRC except for a PRC entity qualified as “HNTE” which can be carried forward 10 years. The Group has concluded that deferred tax assets recognized for certain entities in the PRC, United States, New Zealand and Singapore are more likely than not to be realized.

A valuation allowance is provided against deferred tax assets when the Group determines that it is more-likely-than-not that the deferred tax assets will not be realized in the future. The Group considers positive and negative evidence at each individual tax-paying component to determine whether some portion or all of the deferred tax assets are more-likely-than-not to be realized.

The realizability of deferred tax assets requires significant judgment associated with evaluation of past and projected financial performance which incorporates projections of future taxable income, including forecasted revenues and expenses, by tax-paying component. In assessing the realizability of deferred tax assets, management considered the future taxable earnings which consists of forecasted revenue, operating cost and expenses, and the expected timing of the reversal of temporary differences. As of December 31, 2023 and 2024, valuation allowances of US$18,262,801 and US$21,923,356, respectively, were provided against the deferred tax assets that management determined are not more-likely-than-not to be realized in the future. To the extent that actual experience deviates from the assumptions, the projections would be affected and hence management’s assessment of realizability of deferred tax assets may change.

Deferred tax assets related to net operating loss carryforwards without a valuation allowance were recognized for the years ended December 31, 2022, 2023 and 2024. were US$4,443,670, US$1,510,584 and US$145,882. Due to changes in judgment about the realizability of deferred tax assets in 2024, valuation allowance increases of US$3,901,147, US$3,574,020, and US$3,327,769 in 2022, 2023 and 2024 and a valuation allowance decrease of US$339,397, nil and US$1,304,439 were recorded in 2022,2023 and 2024. The Group realized a benefit of utilizing DTAs of US$510,807, US$187,483 and US$1,295,241 in 2022, 2023 and 2024 that were offset with a valuation allowance at the beginning of the year.

8.
INCOME TAXES (Continued)

Reconciliations between the income tax expense computed by applying the PRC's 25% statutory income tax rate, the standard enterprise income tax rate in the jurisdiction of tax domicile of a significant portion of our business, to income before income taxes and the reported income tax expense were as follows:

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$
Income before income taxes	2,031,785	45,993,737	81,763,649
PRC statutory income tax rate	25%	25%	25%
Income tax at statutory income tax rate	(507,946)	(11,498,434)	(20,440,912)
Effect of income tax rate difference in other jurisdictions	(1,118,844)	23,195	2,527,278
Effect of preferential tax rates	999,270	1,306,561	3,226,674
Remeasurement of deferred taxes for tax rate change	(1,269,155)	—	—
Super deduction of research and development expense	4,725,220	5,509,308	5,544,966
Nondeductible expenses	(4,142,647)	(1,998,354)	(10,651,228)
Non-taxable income	35,616	194,107	1,758,388
Changes in valuation allowance	(6,334,151)	(7,185,112)	(3,976,849)
Excess tax benefits from share-based compensation	1,146,536	662,419	1,601,962
Remeasurement of share-based compensation tax attributes (Note)	2,177,436	—	—
Income tax expense	(4,288,665)	(12,986,310)	(20,409,721)

Note: This income tax benefit of US$2.2 million was related to the expenses being allowed to be deducted on the tax filling for fiscal year 2021 and the recognition of a deferred tax asset for the cumulative compensation costs for share-based compensation awards outstanding as of January 1, 2022 as a result of developments during the year ended December 31, 2022.